Regulated Operations Plant and Leases - Components of Lease Expense (Details) - Centuri - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 17,881	$ 15,279	$ 14,294
Amortization of ROU assets	7,702	2,138	140
Interest on lease liabilities	1,520	278	37
Total finance lease cost	9,222	2,416	177
Short-term lease cost	120,339	103,800	19,806
Total lease cost	$ 147,442	$ 121,495	$ 34,277